Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

The following table presents accrued expenses as of December 31, 2015 and 2014:

	Year Ended December 31,
(U.S. Dollars in thousands)	2015	2014
Operating expenses	$1,364	$1,035
Interest expenses	2,130	1,700
Other expenses	394	—

Total accrued expenses	$3,888	$2,735